Other Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Other investments

	Equity investments without readily determinable fair values	Debt security investments	Total
	RMB	RMB	RMB
Balance as of December 31, 2023	2,919	2,000	4,919
Additions	4,600	—	4,600
Fair value gain	—	348	348
Balance as of December 31, 2024	7,519	2,348	9,867
Additions	14,500	10,000	24,500
Fair value gain	8,624	2,339	10,963

Balance as of December 31, 2025	30,643	14,687	45,330

Balance as of December 31, 2025 (US$)	4,382	2,100	6,482